CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive loss	Accumulated other comprehensive loss – associated companies	Retained earnings
Balance, at beginning of year at Dec. 31, 2010		$ 79,125	$ 60,261	$ 532,143	$ (43,950)	$ (44,811)	$ 246,152
Balance, at beginning of year (in shares) at Dec. 31, 2010		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		0	0
Shares issued (in shares)		0
Payments in lieu of issuing shares	0		0
Amortization of stock based compensation			1,409
Equity component of convertible bond issuance, net			0
Amortization of deferred equity contributions				16,211
Loss on hedging financial instruments reclassified into earnings	(1,756)				1,756
Fair value adjustments to hedging financial instruments	(19,467)				(19,467)	20,074
Fair value adjustments to available for sale securities	(327)				(327)
Other items of comprehensive (loss)/income	(16)				(16)
Net income	131,175						131,175
Dividends declared							(122,644)
Components of consolidated accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	(61,659)
Fair value adjustments to available for sale securities	(327)
Other items	(18)
Total consolidated accumulated other comprehensive loss	(62,004)
Balance, at end of year at Dec. 31, 2011	857,091	79,125	61,670	548,354	(62,004)	(24,737)	254,683
Balance, at end of year (in shares) at Dec. 31, 2011		79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	88,900	6,100	83,496
Shares issued (in shares)	6,000,000	6,100,000
Payments in lieu of issuing shares	1,477		(1,477)
Amortization of stock based compensation			569
Equity component of convertible bond issuance, net			0
Amortization of deferred equity contributions	13,000			13,018
Loss on hedging financial instruments reclassified into earnings	(27)				27
Fair value adjustments to hedging financial instruments	(18,407)				(18,407)	19,561
Fair value adjustments to available for sale securities	896				896
Other items of comprehensive (loss)/income	67				67
Net income	185,836						185,836
Dividends declared							(152,009)
Components of consolidated accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	(80,039)
Fair value adjustments to available for sale securities	569
Other items	49
Total consolidated accumulated other comprehensive loss	(79,421)
Balance, at end of year at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance, at end of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued		8,035	120,880
Shares issued (in shares)		8,035,000
Payments in lieu of issuing shares	448		(448)
Amortization of stock based compensation			220
Equity component of convertible bond issuance, net	20,700		20,722
Amortization of deferred equity contributions	20,200			20,197
Loss on hedging financial instruments reclassified into earnings	(2,102)				2,102
Fair value adjustments to hedging financial instruments	41,827				41,827	2,897
Fair value adjustments to available for sale securities	699				699
Other items of comprehensive (loss)/income	(58)				(58)
Net income	89,206						89,206
Dividends declared							(109,114)
Components of consolidated accumulated other comprehensive loss
Fair value adjustments to hedging financial instruments	(36,110)
Fair value adjustments to available for sale securities	1,268
Other items	(9)
Total consolidated accumulated other comprehensive loss	(34,851)
Balance, at end of year at Dec. 31, 2013	$ 1,191,933	$ 93,260	$ 285,632	$ 581,569	$ (34,851)	$ (2,279)	$ 268,602
Balance, at end of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000